Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2016
Entity Registrant Name	dei_EntityRegistrantName	OBERWEIS FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0000803020
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 09, 2017
Document Effective Date	dei_DocumentEffectiveDate	May 09, 2017
Prospectus Date	rr_ProspectusDate	May 01, 2017
Oberweis International Opportunities Institutional Fund (Prospectus Summary) | Oberweis International Opportunities Institutional Fund | Oberweis International Opportunities Institutional Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OBIIX